INCOME TAXES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011	Dec. 31, 2013 EIT [Member]	Dec. 31, 2013 Extended [Member]	Dec. 31, 2013 Special circumstance [Member] CNY	Dec. 31, 2013 China Sunergy (Hong Kong) Co.,Limited ("Sunergy Hong Kong") [Member]	Dec. 31, 2012 China Sunergy (Hong Kong) Co.,Limited ("Sunergy Hong Kong") [Member]	Dec. 31, 2013 China Sunergy Trading (Hong Kong) Co., Limited [Member]	Dec. 31, 2012 China Sunergy Trading (Hong Kong) Co., Limited [Member]	Dec. 31, 2011 China Sunergy Trading (Hong Kong) Co., Limited [Member]	Dec. 31, 2013 China Sunergy (Shanghai) Co., Ltd. ("Sunergy Nanjing") [Member] EIT [Member]	Dec. 31, 2010 China Sunergy (Shanghai) Co., Ltd. ("Sunergy Nanjing") [Member] EIT [Member]	Dec. 31, 2013 China Sunergy (Shanghai) Co., Ltd. ("Sunergy Shanghai") [Member] EIT [Member]	Dec. 31, 2013 CEEG (Shanghai) Solar Science Technology Co., Ltd. ("SST") [Member] EIT [Member]	Dec. 31, 2013 CEEG (Nanjing) Renewable Energy Co., Ltd ("NRE") [Member] EIT [Member]	Dec. 31, 2013 Hong Kong [Member]	Dec. 31, 2013 PRC Subsidiaries [Member] USD ($)
Income Tax Disclosure [Line Items]
Income tax rate	25.00%	25.00%	25.00%	25.00%			16.50%	16.50%	16.50%	16.50%	16.50%			25.00%		25.00%
Preferential tax rate												15.00%	12.50%		15.00%
Tax exemption period												2 years
Enterprise income tax reduction												50.00%
Enterprise income tax reduction period												3 years
Statue of limitations period					5 years	10 years											6 years
Underpayment of income tax liability in excess of						100,000
Accumulated capital losses																		193,800,000
Change in valuation allowance																		64,800,000
Accumulated deficit	$ (265,196,150)	$ (214,587,069)																$ (273,500,000)